Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	December 31, 2024	December 31, 2023

Electronic equipment	$365,871	$356,691
Vehicles	110,791	146,033
Leasehold improvement	528,718	184,376
Office furniture	21154	948
Subtotal	1,026,534	688,048
Construction in progress	-	403,006
Less: accumulated depreciation	(740,205)	(409,112)
Property and equipment, net	$286,329	$681,942